Equity Financings (Narrative) (FY) (Details) - USD ($)			12 Months Ended
	Sep. 26, 2019	Jun. 20, 2019	Dec. 31, 2019
Stock issued for common stock, shares
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Proceeds from issuance of common stock	$ 15,000,000
Stock issued for common stock, shares	81,263
Fair value of common stock, price per share	$ 4.96